Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (34)		kr (39)
The period's change in fair value originating from credit risk (+ income/ - loss)	5	kr (2)
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	42		kr (55)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 97	kr 21